SHORT-TERM AND LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2018
Short-term borrowings
SHORT-TERM AND LONG-TERM BORROWINGS
SHORT-TERM AND LONG-TERM BORROWINGS

9. SHORT‑TERM AND LONG‑TERM BORROWINGS

As of December 31, 2017 and 2018, the Group had short-term borrowings primarily from banks with weighted average interest rates of approximately 6.2% and 5.3% per annum, respectively. Such borrowings are all denominated in RMB.

As of December 31, 2017, the Group had long-term borrowings from banks with weighted average interest rates of approximately 7.3% per annum. Such borrowings are all denominated in RMB. The Group had no long-term borrowings as of December 31, 2018.

The Group’s certain borrowings, amounting to RMB169.1 million and RMB372.5 million, as of December 31, 2017 and 2018, respectively, are collateralized by a pledge of the Group’s time deposits and financing receivables. As of December 31, 2017, the outstanding balance of short-term and long-term borrowings was secured by RMB4.1 million time deposits and RMB75.8 million financing receivables of the Group pledged as collateral. As of December 31, 2018, the outstanding balance of short-term borrowings was secured by RMB340.0 million time deposits and RMB7.5 million financing receivables of the Group pledged as collateral.